Schedule of Supplemental Cash Flow Information Related to Operating and Financing Leases (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating cash flows from operating leases	$ 1,325	$ 114	$ 877	[1]	$ 339	[1]
Operating cash flows from financing leases	53	11	14		6
Financing cash flows from financing leases	13	58	81		30
Operating lease	$ 4,735	$ 205	$ 204		$ 68

[1]	Includes payments made for operating leases with a term of one year or less.